Related Party Balances and Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 31, 2018 CNY (¥)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CMAB Biopharma Suzhou Inc [Member]
Related Party Transaction [Line Items]
Receipt of CRO services—recognized in research and development expenses			¥ 2,786
Tasly Pharmaceutical Group Co Ltd [Member]
Related Party Transaction [Line Items]
Receipt of CRO services—recognized in research and development expenses	¥ 5,590	$ 803		¥ 752
Everest [Member]
Related Party Transaction [Line Items]
Receipt of research and development funding	¥ 53,148	$ 7,634	¥ 178,715